Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2015
Equity [Abstract]
Components of Other Comprehensive Income (Loss)

The tax effect for each component of other comprehensive income (loss) consisted of the following:

Three Months ended June 30, 2015	Gross Amount	Income Taxes	Net Amount
Unrealized gain on cash flow hedges	$81	$(14)	$67
Changes in retirement plans’ funded status	(58)	(5)	(63)
Foreign currency translation	18	—	18
Share of other comprehensive income of entities using the equity method	3	—	3
Other comprehensive income	$44	$(19)	$25

Three Months ended June 30, 2014	Gross Amount	Income Taxes	Net Amount
Unrealized loss on cash flow hedges	$(110)	$29	$(81)
Changes in retirement plans’ funded status	6	(3)	3
Foreign currency translation	146	—	146
Share of other comprehensive income of entities using the equity method	3	—	3
Other comprehensive income	$45	$26	$71

Six Months ended June 30, 2015	Gross Amount	Income Taxes	Net Amount
Unrealized gain on cash flow hedges	$42	$(14)	$28
Changes in retirement plans’ funded status	(14)	(11)	(25)
Foreign currency translation	13	—	13
Share of other comprehensive income (loss) of entities using the equity method	(25)	—	(25)
Other comprehensive income	$16	$(25)	$(9)

Six Months ended June 30, 2014	Gross Amount	Income Taxes	Net Amount
Unrealized loss on cash flow hedges	$(172)	$49	$(123)
Changes in retirement plans’ funded status	20	(6)	14
Foreign currency translation	201	—	201
Share of other comprehensive income (loss) of entities using the equity method	(1)	—	(1)
Other comprehensive income	$48	$43	$91

Components of Accumulated Other Comprehensive Income (Loss)

The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following:

	Unrealized gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income of Entities Using the Equity Method	Total
Balance, December 31, 2013	49	(826)	(574)	(22)	(1,373)
Other comprehensive income (loss), before reclassifications	(92)	(11)	201	(1)	97
Amounts reclassified from other comprehensive income (loss)	(31)	25	—	—	(6)
Other comprehensive income (loss)	(123)	14	201	(1)	91
Balance, June 30, 2014	(74)	(812)	(373)	(23)	(1,282)

Balance, December 31, 2014	(117)	(1,105)	(448)	(66)	(1,736)
Other comprehensive income (loss), before reclassifications	(101)	(69)	13	(25)	(182)
Amounts reclassified from other comprehensive income	129	44	—	—	173
Other comprehensive income (loss)	28	(25)	13	(25)	(9)
Balance, June 30, 2015	$(89)	$(1,130)	$(435)	$(91)	$(1,745)

Schedule of Reclassification Out of Accumulated Other Comprehensive Income

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three and six months ended June 30, 2015 and 2014 consisted of the following:

	Amount reclassified from other comprehensive income (loss)		Amount reclassified from other comprehensive income (loss)		Consolidated Statement of Operations line
	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
		(in millions)		(in millions)
Cash flow hedges	$9	$(8)	$13	$(12)	Net sales
	73	(37)	124	(50)	Cost of goods sold
	2	12	28	12	Other, net
	2	12	5	5	Interest expense
	(18)	6	(41)	14	Income taxes
	$68	$(15)	$129	$(31)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$27	$19	$55	$36	*
Amortization of prior service cost	(2)	(2)	(5)	(5)	*
	(3)	(3)	(6)	(6)	Income taxes
	$22	$14	$44	$25
Total reclassifications, net of tax	$90	$(1)	$173	$(6)
*	These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.